Schedule of Fair Value, Assumptions Used (Details) (USD $)	3 Months Ended
Feb. 28, 2014
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 1	$ 0.51
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 2	93.00%
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 3	108.00%
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 4	0.12%
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 5	0.33%
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 6	0.75
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 7	1.59
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 8	0.00%